Segment and Geographic Information Schedule of information on the geographical location of select financial information (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended								9 Months Ended	10 Months Ended	12 Months Ended				2 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended				10 Months Ended	12 Months Ended				2 Months Ended
	Nov. 03, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Mar. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]		Sep. 30, 2010 Predecessor [Member]	Jun. 30, 2010 Predecessor [Member]	Mar. 31, 2010 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]		Dec. 31, 2009 Predecessor [Member]		Dec. 31, 2011 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Nov. 03, 2011 Foreign [Member] Predecessor [Member]	Dec. 31, 2010 Foreign [Member] Predecessor [Member]		Dec. 31, 2009 Foreign [Member] Predecessor [Member]		Nov. 03, 2011 Domestic [Member] Predecessor [Member]	Dec. 31, 2010 Domestic [Member] Predecessor [Member]		Dec. 31, 2009 Domestic [Member] Predecessor [Member]		Dec. 31, 2011 Domestic [Member] Successor [Member]		Dec. 31, 2011 United States [Member] Successor [Member]		Dec. 31, 2011 Other Foreign Country [Member] Successor [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 149,023	$ 468,541	$ 453,270	$ 432,578	$ 459,728		$ 442,346	$ 430,412	$ 410,954	$ 1,354,389	$ 1,503,412	$ 1,743,440		$ 1,688,315		$ 304,764	$ 435,873	$ 1,306,521	$ 347,580	$ 391,117		$ 386,220		$ 1,155,832	$ 1,352,323		$ 1,302,095		$ 0		$ 235,886		$ 68,878
Total long-lived assets					$ 271,063	[1]						$ 271,063	[1]	$ 296,055	[1]	$ 545,347 [1]				$ 86,932	[1]	$ 97,844	[1]		$ 184,131	[1]	$ 198,211	[1]	$ 0	[1]	$ 360,365	[1]	$ 184,982	[1]

[1]	Long-lived assets exclude intangible assets.